Segmented Information - Related-party and Inter-company Transactions (Details) - CAD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Related Party Transaction [Line Items]
Related party transactions	$ 0	$ 0	$ 0	$ 0
Inter-segment loans	135,000,000		135,000,000		$ 0
Equity Method Investee | Belize Electricity
Related Party Transaction [Line Items]
Due from related party	30,000,000		30,000,000		$ 28,000,000
Aitken Creek
Related Party Transaction [Line Items]
Inter-company revenue recognized	$ 7,000,000	$ 5,000,000	$ 15,000,000	$ 12,000,000